LEASES: Schedule of Supplemental cash flow information related to leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Supplemental cash flow information related to leases
For the
Quarter ended
March 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:	$3,291

For the
Year ended
December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:	$6,091